CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash	$ 16,313	$ 25,104	$ 92,157
Accounts receivable	243,239	164,706	81,418
Inventory	46,090	49,245	38,375
Total Current Assets	305,642	239,055	211,950
Assets
Vehicles, office furniture & equipment – net of accumulated depreciation	50,086	57,800	35,203
Other Assets
Investment in long term leases	12,997	13,293	21,712
Security deposits	7,235	7,235	5,190
Total Other Assets	20,232	20,528	26,902
Total Assets	375,960	317,383	274,055
Current liabilities
Accounts payable and accrued expenses	523,380	393,205	116,600
Current portion of long term debt	59,552	38,308
Notes payable – related parties	68,000	60,000	60,000
Total Current Liabilities	650,932	491,513	176,600
Long Term Debt- net of current portion	6,991	16,521
Total Liabilities	657,923	508,034	176,600
Stockholders’ Deficit
Common stock, 500,000,000 shares authorized, $0.001 par value, 24,997,530, 23,695,680 and 17,768,574 outstanding at June 30, 2015, December 31, 2014 and 2013, respectively	24,997	23,695	17,768
Additional paid in capital	1,652,689	1,587,674	1,244,520
Accumulated deficit	(1,959,649)	(1,802,020)	(1,164,833)
Total Stockholders’ Deficit	(281,963)	(190,651)	97,455
Total Liabilities and Stockholders’ Deficit	$ 375,960	$ 317,383	$ 274,055